Risks Arising From Financial Instruments - Additional Information (Detail)	1 Months Ended		6 Months Ended	12 Months Ended	72 Months Ended
	Jan. 31, 2018 USD ($)	Sep. 30, 2013	Jun. 30, 2019 USD ($)	Dec. 31, 2017	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of detailed information about financial instruments [line items]
Ownership interest				55.00%
Call Options [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability						$ 0
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged			$ 92,400,000		$ 92,400,000
Loss recognized in the profit or loss			2,200,000,000
Cash inflow (out flow) from reset of derivative contracts to market prices					2,900,000,000
Equity price risk [member] | Share-Based Compensation Plan [member]
Disclosure of detailed information about financial instruments [line items]
Loss recognized in the profit or loss			1,100,000,000
Interest Rate Risk [Member] | Before hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities			105,000,000		105,000,000
Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability			$ 600,000,000		$ 600,000,000	$ 600,000,000
Fair value hedges [member] | Interest Rate Risk [Member] | US Dollar Fixed Rate Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount			1,000,000,000		1,000,000,000
Cash flow hedges [member] | Interest Rate Risk [Member] | Pound Sterling Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount		500,000,000
Interest rate percentage		4.00%
Maturity period		September 2025
Major business combination [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares sold	30.00%
Consideration received	$ 900,000,000
Ownership interest	85.00%
Grupo Modelo [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Loss recognized in the profit or loss			$ 556,000,000
SABMiller Group [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Loss recognized in the profit or loss			$ 542,000,000